INTERESTS IN JOINT ARRANGEMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets	$ 2,770,363	$ 2,722,360
Non-current Assets	11,224,237	11,283,821	$ 10,983,979
Total Joint Arrangement Assets	13,994,600	14,006,181	13,670,391
Current Liabilities	1,399,394	1,346,064
Non-current Liabilities	5,478,313	5,660,834
Equity	7,116,893	6,999,283	6,646,445	$ 6,814,736
Total Joint Arrangement Liabilities	13,994,600	14,006,181
Income	5,238,341	4,761,385	5,146,740
Expenses	(167,478)	(125,034)
Joint Arrangement Net Income (Loss)	270,352	217,577	367,711
Other comprehensive income	24,023	226,188	(389,145)
Comprehensive income	294,375	443,765	$ (21,434)
Dividends	(8,586)	(5,320)
Unilin Arauco Pisos Ltda. [Member]
Current Assets	7,270	7,900
Non-current Assets	5,535	5,094
Total Joint Arrangement Assets	12,805	12,994
Investment Assets	4,158	4,714
Current Liabilities	4,461	3,549
Non-current Liabilities	28	18
Equity	8,316	9,427
Total Joint Arrangement Liabilities	12,805	12,994
Income	17,910	1,305
Expenses	(18,736)	(1,974)
Joint Arrangement Net Income (Loss)	(826)	(669)
Other comprehensive income	0	0
Comprehensive income	(826)	(669)
Dividends	0	0
Eka Chile S.A [Member]
Current Assets	18,876	15,817
Non-current Assets	32,040	31,690
Total Joint Arrangement Assets	50,916	47,507
Investment Assets	20,237	19,069
Current Liabilities	5,388	4,348
Non-current Liabilities	5,054	5,021
Equity	40,474	38,138
Total Joint Arrangement Liabilities	50,916	47,507
Income	43,678	48,276
Expenses	(40,111)	(44,045)
Joint Arrangement Net Income (Loss)	3,567	4,231
Other comprehensive income	0	0
Comprehensive income	3,567	4,231
Dividends	0	0
Sonae Arauco S.A. [Member]
Current Assets	265,578	223,145
Non-current Assets	664,689	616,467
Total Joint Arrangement Assets	930,267	839,612
Net assets	151,920	120,800
Net asset adjustment (Goodwill)	33,491	36,190
Investment Assets	185,411	156,990
Current Liabilities	235,676	213,228
Non-current Liabilities	323,770	312,404
Equity	370,821	313,980
Total Joint Arrangement Liabilities	930,267	839,612
Income	976,936	507,179
Expenses	(954,979)	(495,560)
Joint Arrangement Net Income (Loss)	21,957	11,619
Other comprehensive income	0	0
Comprehensive income	21,957	11,619
Dividends	$ 0	$ 0